Note 8 - Net Loss Per Share - Schedule of Reconciliation of Basic and Diluted Income per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net Income (Loss) Attributable to Parent	$ (13,500)	$ (6,775)	$ (2,832)	$ (13,483)	$ (1,848)	$ 18,691	$ (27,552)
Basic weighted average common shares outstanding (in shares)		5,720,009	5,720,009	5,720,009	5,720,009	5,720,009	5,718,926
Diluted weighted average common shares outstanding (in shares)						5,796,956	5,718,926
Basic net loss per share (in dollars per share)		$ (1.22)	$ (0.53)	$ (2.46)	$ (0.42)	$ 0.68	$ (4.82)
Diluted net loss per share (in dollars per share)						$ 0.67	$ (4.82)
Pieris Pharmaceuticals, Inc. [Member]
Net Income (Loss) Attributable to Parent		$ (2,887)	$ (10,752)	$ (11,369)	$ (19,959)	$ (24,543)	$ (33,277)
Basic weighted average common shares outstanding (in shares)		1,320,000	1,236,000	1,285,000	1,089,000	1,126,000	927,000
Diluted weighted average common shares outstanding (in shares)		1,320,000	1,236,000	1,285,000	1,089,000
Basic net loss per share (in dollars per share)		$ (2.19)	$ (8.7)	$ (8.84)	$ (18.33)	$ (21.8)	$ (35.9)
Diluted net loss per share (in dollars per share)		$ (2.19)	$ (8.7)	$ (8.84)	$ (18.33)